Long-term debt and other financial liabilities - Schedule of annual lease liability (Table) (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Debt Disclosure [Abstract]
July to December 2023	$ 4,665
2024	9,328
2025	9,328
2026	9,328
2027	9,328
2028 and thereafter	123,600
Total	$ 165,577